Note 7 - Commitments and Contingencies: Facility Lease Obligations (Tables)	3 Months Ended
Nov. 30, 2012
Tables/Schedules
Facility Lease Obligations	Fiscal year ended August 31, 2012
2012	$25,200
2013	25,200
2014	4,200
54,600